Equity	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Equity

19 Equity

a.	Share capital: Share capital on September 30, 2024 and December 31, 2023 was US$13,177,841, represented by 2,218,116,370 common shares, having no nominal value and there were no changes in the nine-month period ended September 30, 2024.

b.	Profit reserve:

b1. Treasury shares: Treasury shares include shares repurchased by the Group. As of September 30, 2024 and 2023, the Group had no balance in treasury shares.

c.	Non-controlling interest: Material non-controlling interest as of September 30, 2024 consisted of the 17.6% (17.5% as of December 31, 2023), of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.5% as of September 30, 2024 (82.5% as of December 31, 2023) of the total. The profit allocated to the PPC non-controlling interest was US$151,553 and US$33,600 for the nine-month period ended September 30, 2024 and 2023, respectively. The accumulated non-controlling interest in PPC was US$827,936 as of September 30, 2024 (US$674,000 as of December 31, 2023). For the nine-month period ended September 30, 2024, purchase of treasury stock by PPC was nil (nil for the nine-month period ended September 30, 2023). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the periods indicated.

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023

Net Revenue	13,506,227	12,833,915	4,584,979	4,360,196
Net Income	851,451	188,106	349,990	121,567

	Nine-month period ended September 30,
	2024	2023
Net cash provided by operating activities	1,640,792	399,598

	September 30, 2024	December 31, 2023

Total assets	10,700,534	9,810,361
Total liabilities	6,481,868	6,465,784

d.	Distribution of interim dividends: On August 13, 2024, the Company approved the distribution of interim dividends from the profit reserves in the amount of US$799,983 (equivalent to R$4.44 billion considering the exchange rate on September 30, 2024), corresponding to US$0.36 (equivalent to R$2.00 considering the exchange rate on August 13, 2024) per ordinary share on June 30, 2024, to be distributed to the shareholders. The interim dividends was distributed on October 7, 2024.